Description of the Plan - Schedule of Employee Contribution Percentage (Details) - EBP 334	12 Months Ended
Dec. 31, 2025
Under 30 points
EBP, Description of Plan [Line Items]
Company contribution	2.00%
30 - 39 points
EBP, Description of Plan [Line Items]
Company contribution	2.50%
40 - 49 points
EBP, Description of Plan [Line Items]
Company contribution	3.00%
50 - 54 points
EBP, Description of Plan [Line Items]
Company contribution	4.00%
55 or more points
EBP, Description of Plan [Line Items]
Company contribution	5.00%